Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Schedule of effective incomet ax rate reconciliation
	December 31, 2017	December 31, 2016

Net loss before income taxes	$146,751	$116,992

Income tax recovery at statutory rate	$30,818	$39,777

Valuation allowance change	(30,818)	(39,777)

Provision for income taxes	$–	$–

Deferred tax assets and liabilities
	December 31, 2017	December 31, 2016

Net operating loss carry forward	$109,830	$127,917

Valuation allowance	(109,830)	(127,917)

Net deferred income tax asset	$–	$–